ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Primega Group Holdings Limited (the “Company”) was incorporated in the Cayman Islands on April 14, 2022 under the Companies Act as an exempted company with limited liability. The Company conducts its primary operations of provision of (i) soil and rock transportation services; (ii) diesel oil trading and (iii) miscellaneous construction works, including excavation and lateral support (“ELS”) work in Hong Kong through its indirectly held wholly owned subsidiaries that are incorporated and domiciled in Hong Kong, namely Primega Construction Engineering Co. Limited (“Primega Construction”). The Company holds Primega Construction via a wholly owned subsidiary, namely Celestial Power Group Limited which was incorporated and is domiciled in the British Virgin Islands.

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

	Date of	Percentage of effective ownership		Place of	Principal
Name	incorporation	2021	2022	incorporation	activities
Primega Group Holdings Limited	April 14, 2022	Parent	Parent	Cayman Islands	Investment holdings

Celestial Power Group Limited	February 22, 2022	100%	100%	The British Virgin Islands	Investment holdings

Primega Construction Engineering Co. Limited	July 31, 2018	100%	100%	Hong Kong	Provision of (i) soil and rock transportation services; (ii) diesel oil trading and (iii) miscellaneous construction works, including ELS work

Reorganization

Primega Construction Engineering Co. Limited was incorporated in Hong Kong on July 31, 2018. Prior to group reorganization, Primega Construction is wholly owned by sole shareholder, namely Mr. Man Siu Ming.

In April 2022, Primega Group Holdings Limited was incorporated under the laws of the Cayman Islands as an exempted company with limited liability with one share issued and transferred to Mr. Man Siu Ming. On April 14, 2022, Primega Group Holdings Limited (“PGHL”) issued 11,249,999 Ordinary Shares to the Mr. Man Siu Ming. Mr. Man Siu Ming became the controlling shareholder of the Company.

In February 2022, Celestial Power Group Limited was incorporated under the laws of the BVI as the intermediate holding company of Primega Group Holdings Limited. One share of Celestial Power Group Limited, representing its entire issued share capital, was allotted and issued to Primega Group Holdings Limited on May 4, 2022.

Pursuant to a group reorganization (“Group Reorganization”) that concluded on June 13, 2022 (“Closing Date”), the former sole shareholder of Primega Construction, namely Mr. Man Siu Ming transferred all the shares of Primega Construction to Celestial Power Group Limited in consideration for the allotment and issuance of 99 shares of Celestial Power Group Limited to the Company credited as fully paid.

On December 5, 2023, the Controlling Shareholder sold 551,250 Ordinary Shares each to Moss Mist Investment Limited and Dusk Moon International Limited, respectively. Moss Mist Investment Limited and Dusk Moon International Limited are wholly owned by Mr. Mohammad Imran Aslam and Ms. Huang Jinni, respectively.

Following such share exchanges, Celestial Power Group Limited and Primega Construction became the Company’s wholly-owned subsidiaries, whereas Mr. Man Siu Ming became the controlling shareholder of the Company holding 80.4% of the issued share capital of the Company respectively.

As part of the series of reorganization transactions to be completed before the initial public offering, a 2-for-1 share split was conducted by the Company on February 28, 2024. After the share split and as of the date of this report, the authorized share capital of the Company consists of US$50,000 divided into 1,000,000,000 Ordinary Shares, par value US$0.00005 each, and the issued share capital of the Company consists of US$1,125 divided into 22,500,000 Ordinary Shares, par value of US$0.00005 each.

The combination has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control before and after the reorganization, the results of these subsidiaries are included in the financial statements for both periods. (“Reorganization”). After the Restructuring, the Company has 22,500,000 ordinary shares issued and outstanding.

The discussion and presentation of financial statements herein assumes the completion of the Restructuring, which is accounted for retroactively as if it occurred on April 1, 2020, and the equity has been adjusted to reflect the change as well.